Investment Risks	Oct. 30, 2026
Reckoner Leveraged AAA CLO ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund expects to effect most of its creations and redemptions primarily for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to incur brokerage costs and/or recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions also may cause the Fund’s Shares to trade in the market at wider bid/ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur additional costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV.
Reckoner Leveraged AAA CLO ETF | Collateralized Loan Obligations Leveraging Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateralized Loan Obligations Leveraging Risk. CLOs are typically leveraged, and such leverage will magnify the loss on CLO investments, which may in turn magnify the loss experienced by the Fund. The cumulative effect of the use of leverage with respect to any investments in a market that moves adversely to such investments could result in a substantial loss that would be greater than if the Fund’s investments were not leveraged. The Fund intends to primarily invest in the most senior tranches of CLOs (those that are AAA or AA-rated), which generally are less affected by the effects of leverage than more junior tranches.
Reckoner Leveraged AAA CLO ETF | Collateralized Loan Obligations Manager Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateralized Loan Obligations Manager Risk. CLO managers are responsible for selecting, managing, and replacing the underlying collateral assets within a CLO. CLO managers may have limited operating histories, may be subject to conflicts of interest, including managing the assets of other clients or other investment vehicles, or receiving fees that incentivize maximizing the yield, and indirectly the risk, of a CLO. Adverse developments with respect to a CLO manager, such as personnel and resource constraints, regulatory issues, or other developments that may impact the ability and/or performance of the CLO manager, may adversely impact the performance of the CLO debt tranches in which the Fund invests.
Reckoner Leveraged AAA CLO ETF | Collateralized Loan Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateralized Loan Obligations Risk. A CLO is a securitization vehicle collateralized by a pool of credit-related assets. Accordingly, CLO securities present risks similar to those of other types of credit investments, including default (credit), interest rate, and prepayment risks. The extent of these risks depend largely on the type of securities used as collateral and the class of the CLOs in which the Fund invests. In addition, CLOs are often governed by a complex series of legal documents and contracts, which increases the risk of dispute over the interpretation and enforceability of such documents relative to other types of investments. There is also a risk that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. The Fund intends to invest primarily in AAA-rated tranches (or equivalent by an NRSRO); however, these ratings do not constitute a guarantee of credit quality and it’s possible that under stressed market environments these tranches could experience substantial losses due to defaults, write-downs of the equity or other subordinated tranches, increased sensitivity to defaults due to underlying collateral default and impairment of subordinated tranches, market anticipation of defaults, and general market aversion to CLO securities as an asset class. The most common risks associated with investing in CLOs are interest rate risk, credit risk, liquidity risk, prepayment risk (i.e., the risk that in a declining interest rate period CLO tranches could be refinanced or paid off prior to their maturities and the Fund would then have to reinvest the proceeds at a lower rate), and the risk of defaults of the underlying assets.
Reckoner Leveraged AAA CLO ETF | Covenant Lite Loan Risk Member
Prospectus [Line Items]
Risk [Text Block]	Covenant Lite Loan Risk. CLOs may contain underlying loans that may be “covenant lite,” meaning that they have few or no financial maintenance covenants that would require the borrower to meet or exceed certain financial requirements. The absence of such covenants may reduce the ability of the lender to monitor the borrower’s financial performance and, if necessary, declare an event of default which would permit the lender to take action intended to mitigate losses from the borrower’s default on the loan. Therefore, CLOs with holdings of covenant lite loans may have greater difficulty in seeking remedies or taking other actions to preserve the value of loans in situations where a borrower faces declining financial performance. This could result in losses to the CLO and therefore the Fund.
Reckoner Leveraged AAA CLO ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Reckoner Leveraged AAA CLO ETF | Debt Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates.
Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.
The Fund’s investments in debt securities may subject the Fund to the following risks:
◦Call Risk. CLO securities are issued with a non-call period. After the end of the non-call period, the majority investor in the equity tranche can call (i.e., redeem or refinance) the securities issued by the CLO in full. The Fund may not be able to accurately predict when or which of its CLO investments may be called, resulting in the Fund possibly having to reinvest the proceeds in unfavorable market conditions (i.e., at lower spreads), which could cause a decline in the Fund’s income.
◦Credit Risk. Debt issuers and other counterparties may not honor their obligations. For CLOs, the primary source of credit risk is the ability of the underlying portfolio of loans to generate sufficient cash flow to pay investors on a full and timely basis when principal and/or interest payments are due. Default in payment on the underlying loans will result in less cash flow from the underlying portfolio and, in turn, less funds available to pay investors in the CLO.
The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk than they actually do by the market, the Adviser, or the rating agencies. Credit risk is generally greater where less information is publicly available, where fewer covenants safeguard the investors’ interests, where collateral may be impaired or inadequate, where little legal redress or regulatory protection is available, or where a party’s ability to meet obligations is speculative. Additionally, any inaccuracy in the information used by the Fund to evaluate credit risk may affect the value of securities held by the Fund.
Obligations under debt securities held by the Fund may never be satisfied or, if satisfied, only satisfied in part.
Some securities are subject to risks as a result of a credit downgrade or default by a government or its agencies or instrumentalities. Credit risk is a greater concern for high-yield debt securities and debt securities of issuers whose ability to pay interest and principal may be considered speculative. Debt securities are typically classified as investment grade-quality (medium to highest credit quality) or below investment grade-quality (commonly referred to as high-yield or junk bonds). Many individual debt securities are rated by a third-party source, such as Moody’s or S&P®, to help describe the creditworthiness of the issuer.
◦Extension Risk. The Fund is subject to extension risk, which is the risk that the market value of some debt securities, particularly mortgage securities and certain asset-backed securities, may be adversely affected when bond calls or prepayments on underlying mortgages or other assets are less or slower than anticipated. Extension risk may result from, for example, rising interest rates or unexpected developments in the markets for the underlying assets or mortgages. As a consequence, the security’s effective maturity will be extended, resulting in an increase in interest rate sensitivity to that of a longer-term instrument. Extension risk generally increases as interest rates rise. This is because, in a rising interest rate environment, the rate of prepayment and exercise of call or buy-back rights generally falls, and the rate of default and delayed payment generally rises. When the maturity of an investment is extended in a rising interest rate environment, a below-market interest rate is usually locked-in, and the value of the security is reduced. This risk is greater for fixed-rate than variable-rate debt securities.
◦Floating Rate Obligations Risk. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction of income received from floating rate securities held by the Fund and may adversely affect the value of the Fund’s Shares. The interest rate for a floating rate note resets or adjusts periodically by reference to a benchmark interest rate. Benchmark interest rates may not accurately track market interest rates.
◦Income Risk. The Fund’s income may decline if interest rates fall. The risk of decline in income is heightened when fixed income instruments held by the Fund have floating or variable interest rates.
◦Interest Rate Risk. The market value of debt securities generally varies in response to changes in prevailing interest rates. Interest rate changes can be sudden and unpredictable. In addition, short-term and long-term rates are not necessarily correlated to each other as short-term rates tend to be influenced by government monetary policy while long-term rates are market driven and may be influenced by macroeconomic events (such as economic expansion or contraction), inflation expectations, as well as supply and demand. During periods of declining interest rates, the market value of debt securities generally increases. Conversely, during periods of rising interest rates, the market value of debt securities generally declines. This occurs because new debt securities are likely to be issued with higher interest rates as interest rates increase, making the old or outstanding debt securities less attractive. In general, the market prices of long-term debt securities or securities that make little (or no) interest payments are more sensitive to interest rate fluctuations than shorter-term debt securities. The longer the Fund’s average weighted portfolio duration, the greater the potential impact a change in interest rates will have on its share price. Also, certain segments of the fixed income markets, such as high quality bonds, tend to be more sensitive to interest rate changes than other segments, such as lower-quality bonds.

Reckoner Leveraged AAA CLO ETF | Debt Securities Risk, Call Risk Member
Prospectus [Line Items]
Risk [Text Block]	Call Risk. CLO securities are issued with a non-call period. After the end of the non-call period, the majority investor in the equity tranche can call (i.e., redeem or refinance) the securities issued by the CLO in full. The Fund may not be able to accurately predict when or which of its CLO investments may be called, resulting in the Fund possibly having to reinvest the proceeds in unfavorable market conditions (i.e., at lower spreads), which could cause a decline in the Fund’s income.
Reckoner Leveraged AAA CLO ETF | Debt Securities Risk, Credit Risk Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. Debt issuers and other counterparties may not honor their obligations. For CLOs, the primary source of credit risk is the ability of the underlying portfolio of loans to generate sufficient cash flow to pay investors on a full and timely basis when principal and/or interest payments are due. Default in payment on the underlying loans will result in less cash flow from the underlying portfolio and, in turn, less funds available to pay investors in the CLO.
The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk than they actually do by the market, the Adviser, or the rating agencies. Credit risk is generally greater where less information is publicly available, where fewer covenants safeguard the investors’ interests, where collateral may be impaired or inadequate, where little legal redress or regulatory protection is available, or where a party’s ability to meet obligations is speculative. Additionally, any inaccuracy in the information used by the Fund to evaluate credit risk may affect the value of securities held by the Fund.
Obligations under debt securities held by the Fund may never be satisfied or, if satisfied, only satisfied in part.
Some securities are subject to risks as a result of a credit downgrade or default by a government or its agencies or instrumentalities. Credit risk is a greater concern for high-yield debt securities and debt securities of issuers whose ability to pay interest and principal may be considered speculative. Debt securities are typically classified as investment grade-quality (medium to highest credit quality) or below investment grade-quality (commonly referred to as high-yield or junk bonds). Many individual debt securities are rated by a third-party source, such as Moody’s or S&P®, to help describe the creditworthiness of the issuer.

Reckoner Leveraged AAA CLO ETF | Debt Securities Risk, Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Extension Risk. The Fund is subject to extension risk, which is the risk that the market value of some debt securities, particularly mortgage securities and certain asset-backed securities, may be adversely affected when bond calls or prepayments on underlying mortgages or other assets are less or slower than anticipated. Extension risk may result from, for example, rising interest rates or unexpected developments in the markets for the underlying assets or mortgages. As a consequence, the security’s effective maturity will be extended, resulting in an increase in interest rate sensitivity to that of a longer-term instrument. Extension risk generally increases as interest rates rise. This is because, in a rising interest rate environment, the rate of prepayment and exercise of call or buy-back rights generally falls, and the rate of default and delayed payment generally rises. When the maturity of an investment is extended in a rising interest rate environment, a below-market interest rate is usually locked-in, and the value of the security is reduced. This risk is greater for fixed-rate than variable-rate debt securities.
Reckoner Leveraged AAA CLO ETF | Debt Securities Risk, Floating Rate Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Floating Rate Obligations Risk. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction of income received from floating rate securities held by the Fund and may adversely affect the value of the Fund’s Shares. The interest rate for a floating rate note resets or adjusts periodically by reference to a benchmark interest rate. Benchmark interest rates may not accurately track market interest rates.
Reckoner Leveraged AAA CLO ETF | Debt Securities Risk, Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk. The Fund’s income may decline if interest rates fall. The risk of decline in income is heightened when fixed income instruments held by the Fund have floating or variable interest rates.
Reckoner Leveraged AAA CLO ETF | Debt Securities Risk, Interest Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The market value of debt securities generally varies in response to changes in prevailing interest rates. Interest rate changes can be sudden and unpredictable. In addition, short-term and long-term rates are not necessarily correlated to each other as short-term rates tend to be influenced by government monetary policy while long-term rates are market driven and may be influenced by macroeconomic events (such as economic expansion or contraction), inflation expectations, as well as supply and demand. During periods of declining interest rates, the market value of debt securities generally increases. Conversely, during periods of rising interest rates, the market value of debt securities generally declines. This occurs because new debt securities are likely to be issued with higher interest rates as interest rates increase, making the old or outstanding debt securities less attractive. In general, the market prices of long-term debt securities or securities that make little (or no) interest payments are more sensitive to interest rate fluctuations than shorter-term debt securities. The longer the Fund’s average weighted portfolio duration, the greater the potential impact a change in interest rates will have on its share price. Also, certain segments of the fixed income markets, such as high quality bonds, tend to be more sensitive to interest rate changes than other segments, such as lower-quality bonds.

Reckoner Leveraged AAA CLO ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.
◦Swap Risk. The Fund may enter into derivatives called swaps. Risks associated with swap agreements include failure of the counterparties to perform under the contract’s terms, changes in the returns of the underlying instruments, and the possible lack of liquidity with respect to the swap agreements. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the bankruptcy or default of a swap agreement counterparty.

Reckoner Leveraged AAA CLO ETF | Derivatives Risk, Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swap Risk. The Fund may enter into derivatives called swaps. Risks associated with swap agreements include failure of the counterparties to perform under the contract’s terms, changes in the returns of the underlying instruments, and the possible lack of liquidity with respect to the swap agreements. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the bankruptcy or default of a swap agreement counterparty.
Reckoner Leveraged AAA CLO ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) which may result in a widening of the bid/ask spreads, due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Reckoner Leveraged AAA CLO ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Reckoner Leveraged AAA CLO ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Reckoner Leveraged AAA CLO ETF | ETF Risks, Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.
Reckoner Leveraged AAA CLO ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) which may result in a widening of the bid/ask spreads, due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Reckoner Leveraged AAA CLO ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Reckoner Leveraged AAA CLO ETF | Extended Settlement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Extended Settlement Risk. New issue CLOs purchased in the primary market typically experience extended settlement periods, often longer than seven days. During the settlement window, between purchasing and settlement, these securities are typically less liquid than secondary market purchases. In such circumstances the Fund bears a risk of loss if the value of the CLO declines before the settlement date or if the Fund is required to sell the CLO prior to settlement. There is also the risk that the security will not be issued or that the counterparty will not meet its obligation, resulting in a loss of the investment opportunity.
Reckoner Leveraged AAA CLO ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]	Leverage Risk. The Fund uses leverage, which will magnify the Fund’s gains and losses and cause the Fund to be more volatile than if it had not been leveraged. The Fund’s use of leverage increases the risk of a total loss of your investment. An investment in the Fund may not be suitable for all investors. The cost of obtaining this leverage will lower your returns.
Reckoner Leveraged AAA CLO ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or decline an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Additionally, when the Fund purchases a newly issued CLO security directly from the issuer (rather than from the secondary market), there often may be a delayed settlement period, during which time the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLO securities at a price and time the Fund deems advantageous may be impaired.
Reckoner Leveraged AAA CLO ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively-managed and its ability to achieve its investment objective is dependent on the Adviser’s successful implementation of the Fund’s investment strategies. The Adviser’s evaluations and assumptions regarding issuers, securities, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.
Reckoner Leveraged AAA CLO ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market, and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. Higher inflation and trade tension have resulted in extreme volatility in the financial markets. In addition, local, regional, or global events such as war, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities, and the normal operations of securities exchanges and other markets.
Reckoner Leveraged AAA CLO ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is a recently organized investment company with limited operating history. As a result, prospective investors have a limited track record and history on which to base their investment decision.
Reckoner Leveraged AAA CLO ETF | Other Investment Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Other Investment Companies Risk. The risks of investment in other investment companies, including ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. Investments in ETFs are also subject to the “ETF Risks” described above.
Reckoner Leveraged AAA CLO ETF | Privately Issued Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Privately Issued Securities Risk. CLOs generally are privately-issued securities and are normally purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at lesser prices than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s NAV due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
Reckoner Leveraged AAA CLO ETF | Reverse Repurchase Agreement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at an agreed upon price. Similar to a secured borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage and may magnify underlying investment gains or losses. The Fund uses reverse repurchase agreements to obtain leverage necessary to achieve its targeted investment exposure. The Fund is therefore subject to the risk that its counterparty will not roll over the agreement upon maturity and a suitable replacement counterparty is not found. Reverse repurchase agreements also involve the risk that the other party may fail to return the asset in a timely manner or at all. The Fund could lose money if it is unable to recover the security. Reverse repurchase agreements also create Fund expenses and require that the Fund have sufficient cash available to repurchase the security when required. The Fund is also subject to the risk that the cash received by the Fund from the sale of the security in the reverse repurchase agreement transaction, or the value of the investments that the Fund makes with the cash, will be less than the value of the security required to be repurchased in the end leg of the reverse repurchase agreement.
Reckoner Leveraged AAA CLO ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Adviser’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Reckoner Leveraged AAA CLO ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Reckoner Leveraged AAA CLO ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Reckoner BBB-B CLO ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund expects to effect most of its creations and redemptions primarily for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to incur brokerage costs and/or recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions also may cause the Fund’s Shares to trade in the market at wider bid/ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur additional costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV.
Reckoner BBB-B CLO ETF | Collateralized Loan Obligations Leveraging Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateralized Loan Obligations Leveraging Risk. CLOs are typically leveraged, and such leverage will magnify the loss on CLO investments, which may in turn magnify the loss experienced by the Fund. The cumulative effect of the use of leverage with respect to any investments in a market that moves adversely to such investments could result in a substantial loss that would be greater than if the Fund’s investments were not leveraged.
Reckoner BBB-B CLO ETF | Collateralized Loan Obligations Manager Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateralized Loan Obligations Manager Risk. CLO managers are responsible for selecting, managing, and replacing the underlying collateral assets within a CLO. CLO managers may have limited operating histories, may be subject to conflicts of interest, including managing the assets of other clients or other investment vehicles, or receiving fees that incentivize maximizing the yield, and indirectly the risk, of a CLO. Adverse developments with respect to a CLO manager, such as personnel and resource constraints, regulatory issues, or other developments that may impact the ability and/or performance of the CLO manager, may adversely impact the performance of the CLO debt tranches in which the Fund invests.
Reckoner BBB-B CLO ETF | Collateralized Loan Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateralized Loan Obligations Risk. A CLO is a securitization vehicle collateralized by a pool of credit-related assets. Accordingly, CLO securities present risks similar to those of other types of credit investments, including default (credit), interest rate, and prepayment risks. The extent of these risks depend largely on the type of securities used as collateral and the class of the CLOs in which the Fund invests. In addition, CLOs are often governed by a complex series of legal documents and contracts, which increases the risk of dispute over the interpretation and enforceability of such documents relative to other types of investments. There is also a risk that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO.
The Fund intends to invest primarily in BBB and BB tranches (or equivalent by an NRSRO) that are subordinate to higher-rated tranches (e.g., tranches rated AAA+ through A-) in terms of payment priority. Subordinated (i.e., mezzanine) CLO tranches are subject to higher credit risk and liquidity risk relative to more senior CLO tranches. Mezzanine tranches may be of investment grade (i.e., BBB) or non-investment grade quality (i.e., BB+ or below), and the Fund may have significant exposure to below investment grade CLO tranches (potentially up to 70% of its total assets). To the extent a CLO or its underlying loans experience default or are having difficulty making principal and/or interest payments, subordinated CLO tranches will be more likely to experience adverse impacts, and such impacts will be more severe, relative to more senior or higher-rated CLO securities, which in turn will adversely affect the performance of the Fund. In a CLO structure, senior tranches have payment priority over mezzanine tranches (i.e., the tranches that the Fund invests in).

Reckoner BBB-B CLO ETF | Covenant Lite Loan Risk Member
Prospectus [Line Items]
Risk [Text Block]	Covenant Lite Loan Risk. CLOs may contain underlying loans that may be “covenant lite,” meaning that they have few or no financial maintenance covenants that would require the borrower to meet or exceed certain financial requirements. The absence of such covenants may reduce the ability of the lender to monitor the borrower’s financial performance and, if necessary, declare an event of default which would permit the lender to take action intended to mitigate losses from the borrower’s default on the loan. Therefore, CLOs with holdings of covenant lite loans may have greater difficulty in seeking remedies or taking other actions to preserve the value of loans in situations where a borrower faces declining financial performance. This could result in losses to the CLO and therefore the Fund.
Reckoner BBB-B CLO ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Reckoner BBB-B CLO ETF | Debt Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.
The Fund’s investments in debt securities may subject the Fund to the following risks:
◦Call Risk. CLO securities are issued with a non-call period. After the end of the non-call period, the majority investor in the equity tranche can call (i.e., redeem or refinance) the securities issued by the CLO in full. The Fund may not be able to accurately predict when or which of its CLO investments may be called, resulting in the Fund possibly having to reinvest the proceeds in unfavorable market conditions (i.e., at lower spreads), which could cause a decline in the Fund’s income.
◦Credit Risk. Debt issuers and other counterparties may not honor their obligations. For CLOs, the primary source of credit risk is the ability of the underlying portfolio of loans to generate sufficient cash flow to pay investors on a full and timely basis when principal and/or interest payments are due. Default in payment on the underlying loans will result in less cash flow from the underlying portfolio and, in turn, less funds available to pay investors in the CLO.
The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk than they actually do by the market, the Adviser, or the rating agencies. Credit risk is generally greater where less information is publicly available, where fewer covenants safeguard the investors’ interests, where collateral may be impaired or inadequate, where little legal redress or regulatory protection is available, or where a party’s ability to meet obligations is speculative. Additionally, any inaccuracy in the information used by the Fund to evaluate credit risk may affect the value of securities held by the Fund.
Obligations under debt securities held by the Fund may never be satisfied or, if satisfied, only satisfied in part.
Some securities are subject to risks as a result of a credit downgrade or default by a government or its agencies or instrumentalities. Credit risk is a greater concern for high-yield debt securities and debt securities of issuers whose ability to pay interest and principal may be considered speculative. Debt securities are typically classified as investment grade-quality (medium to highest credit quality) or below investment grade-quality (commonly referred to as high-yield or junk bonds). Many individual debt securities are rated by a third-party source, such as Moody’s or S&P®, to help describe the creditworthiness of the issuer.
◦Extension Risk. The Fund is subject to extension risk, which is the risk that the market value of some debt securities, particularly mortgage securities and certain asset-backed securities, may be adversely affected when bond calls or prepayments on underlying mortgages or other assets are less or slower than anticipated. Extension risk may result from, for example, rising interest rates or unexpected developments in the markets for the underlying assets or mortgages. As a consequence, the security’s effective maturity will be extended, resulting in an increase in interest rate sensitivity to that of a longer-term instrument. Extension risk generally increases as interest rates rise. This is because, in a rising interest rate environment, the rate of prepayment and exercise of call or buy-back rights generally falls, and the rate of default and delayed payment generally rises. When the maturity of an investment is extended in a rising interest rate environment, a below-market interest rate is usually locked-in, and the value of the security reduced. This risk is greater for fixed-rate than variable-rate debt securities.
◦Floating Rate Obligations Risk. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction of income received from floating rate securities held by the Fund and may adversely affect the value of the Fund’s Shares. The interest rate for a floating rate note resets or adjusts periodically by reference to a benchmark interest rate. Benchmark interest rates may not accurately track market interest rates.
◦Income Risk. The Fund’s income may decline if interest rates fall. The risk of decline in income is heightened when fixed income instruments held by the Fund have floating or variable interest rates.
◦Interest Rate Risk. The market value of debt securities generally varies in response to changes in prevailing interest rates. Interest rate changes can be sudden and unpredictable. In addition, short-term and long-term rates are not necessarily correlated to each other as short-term rates tend to be influenced by government monetary policy while long-term rates are market driven and may be influenced by macroeconomic events (such as economic expansion or contraction), inflation expectations, as well as supply and demand. During periods of declining interest rates, the market value of debt securities generally increases. Conversely, during periods of rising interest rates, the market value of debt securities generally declines. This occurs because new debt securities are likely to be issued with higher interest rates as interest rates increase, making the old or outstanding debt securities less attractive. In general, the market prices of long-term debt securities or securities that make little (or no) interest payments are more sensitive to interest rate fluctuations than shorter-term debt securities. The longer the Fund’s average weighted portfolio duration, the greater the potential impact a change in interest rates will have on its share price. Also, certain segments of the fixed income markets, such as high quality bonds, tend to be more sensitive to interest rate changes than other segments, such as lower-quality bonds.

Reckoner BBB-B CLO ETF | Debt Securities Risk, Call Risk Member
Prospectus [Line Items]
Risk [Text Block]	Call Risk. CLO securities are issued with a non-call period. After the end of the non-call period, the majority investor in the equity tranche can call (i.e., redeem or refinance) the securities issued by the CLO in full. The Fund may not be able to accurately predict when or which of its CLO investments may be called, resulting in the Fund possibly having to reinvest the proceeds in unfavorable market conditions (i.e., at lower spreads), which could cause a decline in the Fund’s income.
Reckoner BBB-B CLO ETF | Debt Securities Risk, Credit Risk Member
Prospectus [Line Items]
Risk [Text Block]
◦Credit Risk. Debt issuers and other counterparties may not honor their obligations. For CLOs, the primary source of credit risk is the ability of the underlying portfolio of loans to generate sufficient cash flow to pay investors on a full and timely basis when principal and/or interest payments are due. Default in payment on the underlying loans will result in less cash flow from the underlying portfolio and, in turn, less funds available to pay investors in the CLO.
The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk than they actually do by the market, the Adviser, or the rating agencies. Credit risk is generally greater where less information is publicly available, where fewer covenants safeguard the investors’ interests, where collateral may be impaired or inadequate, where little legal redress or regulatory protection is available, or where a party’s ability to meet obligations is speculative. Additionally, any inaccuracy in the information used by the Fund to evaluate credit risk may affect the value of securities held by the Fund.
Obligations under debt securities held by the Fund may never be satisfied or, if satisfied, only satisfied in part.
Some securities are subject to risks as a result of a credit downgrade or default by a government or its agencies or instrumentalities. Credit risk is a greater concern for high-yield debt securities and debt securities of issuers whose ability to pay interest and principal may be considered speculative. Debt securities are typically classified as investment grade-quality (medium to highest credit quality) or below investment grade-quality (commonly referred to as high-yield or junk bonds). Many individual debt securities are rated by a third-party source, such as Moody’s or S&P®, to help describe the creditworthiness of the issuer.

Reckoner BBB-B CLO ETF | Debt Securities Risk, Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Extension Risk. The Fund is subject to extension risk, which is the risk that the market value of some debt securities, particularly mortgage securities and certain asset-backed securities, may be adversely affected when bond calls or prepayments on underlying mortgages or other assets are less or slower than anticipated. Extension risk may result from, for example, rising interest rates or unexpected developments in the markets for the underlying assets or mortgages. As a consequence, the security’s effective maturity will be extended, resulting in an increase in interest rate sensitivity to that of a longer-term instrument. Extension risk generally increases as interest rates rise. This is because, in a rising interest rate environment, the rate of prepayment and exercise of call or buy-back rights generally falls, and the rate of default and delayed payment generally rises. When the maturity of an investment is extended in a rising interest rate environment, a below-market interest rate is usually locked-in, and the value of the security reduced. This risk is greater for fixed-rate than variable-rate debt securities.
Reckoner BBB-B CLO ETF | Debt Securities Risk, Floating Rate Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Floating Rate Obligations Risk. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction of income received from floating rate securities held by the Fund and may adversely affect the value of the Fund’s Shares. The interest rate for a floating rate note resets or adjusts periodically by reference to a benchmark interest rate. Benchmark interest rates may not accurately track market interest rates.
Reckoner BBB-B CLO ETF | Debt Securities Risk, Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk. The Fund’s income may decline if interest rates fall. The risk of decline in income is heightened when fixed income instruments held by the Fund have floating or variable interest rates.
Reckoner BBB-B CLO ETF | Debt Securities Risk, Interest Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The market value of debt securities generally varies in response to changes in prevailing interest rates. Interest rate changes can be sudden and unpredictable. In addition, short-term and long-term rates are not necessarily correlated to each other as short-term rates tend to be influenced by government monetary policy while long-term rates are market driven and may be influenced by macroeconomic events (such as economic expansion or contraction), inflation expectations, as well as supply and demand. During periods of declining interest rates, the market value of debt securities generally increases. Conversely, during periods of rising interest rates, the market value of debt securities generally declines. This occurs because new debt securities are likely to be issued with higher interest rates as interest rates increase, making the old or outstanding debt securities less attractive. In general, the market prices of long-term debt securities or securities that make little (or no) interest payments are more sensitive to interest rate fluctuations than shorter-term debt securities. The longer the Fund’s average weighted portfolio duration, the greater the potential impact a change in interest rates will have on its share price. Also, certain segments of the fixed income markets, such as high quality bonds, tend to be more sensitive to interest rate changes than other segments, such as lower-quality bonds.
Reckoner BBB-B CLO ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) which may result in a widening of the bid/ask spreads, due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Reckoner BBB-B CLO ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Reckoner BBB-B CLO ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Reckoner BBB-B CLO ETF | ETF Risks, Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.
Reckoner BBB-B CLO ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) which may result in a widening of the bid/ask spreads, due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Reckoner BBB-B CLO ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Reckoner BBB-B CLO ETF | Extended Settlement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Extended Settlement Risk. New issue CLOs purchased in the primary market typically experience extended settlement periods, often longer than seven days. During the settlement window, between purchasing and settlement, these securities are typically less liquid than secondary market purchases. In such circumstances the Fund bears a risk of loss if the value of the CLO declines before the settlement date or if the Fund is required to sell the CLO prior to settlement. There is also the risk that the security will not be issued or that the counterparty will not meet its obligation, resulting in a loss of the investment opportunity.
Reckoner BBB-B CLO ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or decline an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Additionally, when the Fund purchases a newly issued CLO security directly from the issuer (rather than from the secondary market), there often may be a delayed settlement period, during which time the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLO securities at a price and time the Fund deems advantageous may be impaired.

Reckoner BBB-B CLO ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively-managed and its ability to achieve its investment objective is dependent on the Adviser’s successful implementation of the Fund’s investment strategies. The Adviser’s evaluations and assumptions regarding issuers, securities, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.
Reckoner BBB-B CLO ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market, and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. Higher inflation and trade tension have resulted in extreme volatility in the financial markets. In addition, local, regional, or global events such as war, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities, and the normal operations of securities exchanges and other markets.
Reckoner BBB-B CLO ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is a recently organized investment company with limited operating history. As a result, prospective investors have a limited track record and history on which to base their investment decision.
Reckoner BBB-B CLO ETF | Other Investment Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Other Investment Companies Risk. The risks of investment in other investment companies, including ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. Investments in ETFs are also subject to the “ETF Risks” described above.
Reckoner BBB-B CLO ETF | Privately Issued Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Privately Issued Securities Risk. CLOs generally are privately-issued securities and are normally purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at lesser prices than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s NAV due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
Reckoner BBB-B CLO ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Adviser’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Reckoner BBB-B CLO ETF | High Yield Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Yield Securities Risk. The Fund intends to invest a significant portion (potentially up to 70% of its total assets) in CLO securities rated below investment grade. Debt investments rated below investment grade are sometimes referred to as high yield or “junk”. Investing in lower-rated or unrated securities (including CLOs) involves special risks in addition to the risks associated with investments in higher-rated debt securities, including a high degree of credit risk. These securities may be more sensitive than investment grade CLO securities to economic, political, or market changes or developments which could impact the underlying loans of a CLO and may adversely affect the value of the below investment grade CLO security. Issuers of the below investment grade loans that underlie a CLO may not be as financially durable as those issuers with higher credit ratings. Such issuers may be more susceptible to losses and real or perceived adverse economic and competitive industry conditions than issuers of higher-grade securities. The secondary markets on which lower-rated or unrated securities are traded may be less liquid than the market for higher-grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the value of such investments. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated or unrated securities, especially in a thinly traded market. It is possible that a major economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is possible that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest on the bonds and increase the incidence of default of such securities. The use of credit ratings as the sole method of evaluating lower-rated or unrated securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of lower-rated securities. In addition, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was rated. These risks may be present in lower rated CLO securities (such as those rated BBB or BBB-, or their equivalent), even if they are not rated below investment grade.
Reckoner BBB-B CLO ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Reckoner BBB-B CLO ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.